Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Oct. 31, 2019
Registrant Name	MFS SERIES TRUST IX
Entity Central Index Key	0000063075
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Feb. 27, 2020
Document Effective Date	Feb. 28, 2020
Prospectus Date	Feb. 28, 2020
MFS® Inflation-Adjusted Bond Fund | R3
Prospectus:
Trading Symbol	MIAHX
MFS® Inflation-Adjusted Bond Fund | R2
Prospectus:
Trading Symbol	MIATX
MFS® Inflation-Adjusted Bond Fund | R1
Prospectus:
Trading Symbol	MIALX
MFS® Inflation-Adjusted Bond Fund | I
Prospectus:
Trading Symbol	MIAIX
MFS® Inflation-Adjusted Bond Fund | C
Prospectus:
Trading Symbol	MIACX
MFS® Inflation-Adjusted Bond Fund | B
Prospectus:
Trading Symbol	MIABX
MFS® Inflation-Adjusted Bond Fund | R4
Prospectus:
Trading Symbol	MIAJX
MFS® Inflation-Adjusted Bond Fund | A
Prospectus:
Trading Symbol	MIAAX
MFS® Inflation-Adjusted Bond Fund | R6
Prospectus:
Trading Symbol	MIAKX